Warrant Liability - Narrative (Details) - $ / shares shares in Millions		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)		$ 11.50
Exercise period		30 days
Expiration period		5 years
Period that warrants are not transferable, assignable, or salable	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Number of shares called by each warrant	6.9	6.9
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of shares called by each warrant	3.0	3.0